RIGHT OF USE AND LEASE LIABILITIES - Schedule of rates applied, according to the lease terms (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 915,584
Lease terms, Estimated inflation rate	5.00%	[1]
2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 720,126
Lease terms, Estimated inflation rate	4.00%	[1]
3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 605,439
Lease terms, Estimated inflation rate	4.00%	[1]
4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 627,943
Lease terms, Estimated inflation rate	4.00%	[1]
5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 420,752
Lease terms, Estimated inflation rate	4.00%	[1]
Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 128,800
Lease terms, Estimated inflation rate	4.00%	[1]
Average discount rate 5.5% to 16.3% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	5.50%
Average discount rate 5.5% to 16.3% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	16.30%
Average discount rate 5.5% to 16.3% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 29,697
Average discount rate 5.5% to 16.3% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	13,790
Average discount rate 5.5% to 16.3% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.5% to 16.3% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation
Average discount rate 5.4% to 18.7% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	5.40%
Average discount rate 5.4% to 18.7% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	18.70%
Average discount rate 5.4% to 18.7% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 862,139
Average discount rate 5.4% to 18.7% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	680,217
Average discount rate 5.4% to 18.7% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	578,275
Average discount rate 5.4% to 18.7% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	600,647
Average discount rate 5.4% to 18.7% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	391,059
Average discount rate 5.4% to 18.7% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 51,096
Average discount rate 7.3% to 20.5% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	7.30%
Average discount rate 7.3% to 20.5% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	20.50%
Average discount rate 7.3% to 20.5% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 14,803
Average discount rate 7.3% to 20.5% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	16,777
Average discount rate 7.3% to 20.5% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	17,962
Average discount rate 7.3% to 20.5% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	19,895
Average discount rate 7.3% to 20.5% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	22,042
Average discount rate 7.3% to 20.5% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 28,994
Average discount rate 7.7% to 21.9% [member] | Bottom of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	7.70%
Average discount rate 7.7% to 21.9% [member] | Top of range [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Lease terms, average discount rate	21.90%
Average discount rate 7.7% to 21.9% [member] | 1 year [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 8,945
Average discount rate 7.7% to 21.9% [member] | 2 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	9,342
Average discount rate 7.7% to 21.9% [member] | 3 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	9,202
Average discount rate 7.7% to 21.9% [member] | 4 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	7,401
Average discount rate 7.7% to 21.9% [member] | 5 years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	7,651
Average discount rate 7.7% to 21.9% [member] | Over five years [member]
Disclosure of Right of Use Assets and Lease Liabilities [Line Items]
Estimated future lease payment flows indexed to inflation	R$ 48,710

[1]	Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.